Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2017
Accounts receivable
Schedule of accounts receivable
	December 31, 2017	December 31, 2016
Accounts receivable	2,660	3,723
Impairment of accounts receivable	(60)	(60)

	2,600	3,663

Accounts receivable related to the steel sector - %	82.90%	83.44%

Accounts receivable
Accounts receivable
Schedule of impairment of accounts receivables recorded in income statement
	Year ended December 31
	2017	2016	2015
Impairment of accounts receivable recorded in the income statement	(4)	(5)	11